Acquisitions (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Business Acquisition [Line Items]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
Acquisitions, Joint-Venture Funding and Divestiture
For the three months ended March 31, 2013, the Company paid approximately $15 million towards the future funding commitment related to the joint-venture agreement it entered into with an affiliate of Anadarko Petroleum Corporation in April 2012. From inception of the agreement through March 31, 2013, the Company has funded approximately $217 million towards the total commitment of $400 million.
Acquisition – Pending
On February 20, 2013, LinnCo, LLC (“LinnCo”), an affiliate of LINN Energy, and Berry Petroleum Company (“Berry”) entered into a definitive merger agreement under which LinnCo would acquire all of the outstanding common shares of Berry. Under the terms of the agreement, Berry’s shareholders will receive 1.25 LinnCo common shares for each Berry common share they own. This transaction, which is expected to be a tax-free exchange to Berry’s shareholders, represents value of $46.2375 per common share, based on the closing price of LinnCo common shares on February 20, 2013, the last trading day before the public announcement.
The transaction has a preliminary value of approximately $4.4 billion, including the assumption of debt, and is expected to close by July 1, 2013, subject to approvals by Berry and LinnCo shareholders, LINN Energy unitholders and regulatory agencies. In connection with the proposed transaction described above, LinnCo will contribute Berry to LINN Energy in exchange for newly issued LINN Energy units, after which Berry will be an indirect wholly owned subsidiary of LINN Energy.
Acquisitions – 2012
On March 30, 2012, the Company completed the acquisition of certain oil and natural gas properties and the Jayhawk natural gas processing plant located in the Hugoton Basin in Kansas from BP America Production Company (“BP”). The results of operations of these properties have been included in the condensed consolidated financial statements since the acquisition date. The Company paid approximately $1.16 billion in total consideration for these properties. The transaction was financed primarily with proceeds from the March 2012 debt offering (see Note 6).
Divestiture – Pending
On April 3, 2013, the Company entered into, through one of its wholly owned subsidiaries, a definitive asset purchase and sale agreement, together with the Company’s partners, Panther Energy, LLC and Red Willow Mid-Continent, LLC, to sell its interests in certain oil and natural gas properties located in the Mid-Continent region (“Panther Properties”) to Midstates Petroleum Company, Inc. The sale price for the Company’s portion of its interests in the properties is approximately $220 million, subject to closing adjustments. The sale is anticipated to close on or about June 1, 2013, subject to closing conditions. There can be no assurance that all of the conditions to closing will be satisfied. The Company plans to use the net proceeds from the sale to repay borrowings under its Credit Facility, as defined in Note 6.
At March 31, 2013, the Panther Properties were classified as “assets held for sale” on the Company’s condensed consolidated balance sheet. Assets held for sale were recorded at the lesser of the carrying value or the fair value less costs to sell, which resulted in a write down of the carrying value of approximately $57 million for the three months ended March 31, 2013. The carrying value of the assets held for sale was reduced to fair value, estimated using Level 2 inputs consisting of the mutually agreed upon selling price the Company expects to receive upon the sale of these properties. The charge is included in “impairment of long-lived assets” on the condensed consolidated statement of operations.

Acquisitions, Joint-Venture Funding and Divestiture
For the six months ended June 30, 2013, the Company paid approximately $69 million, including interest, towards the future funding commitment related to the joint-venture agreement it entered into with an affiliate of Anadarko Petroleum Corporation (“Anadarko”) in April 2012. From inception of the agreement through June 30, 2013, the Company has funded approximately $270 million towards the total commitment of $400 million.
Acquisition – Pending
On February 20, 2013, LinnCo, LLC (“LinnCo”), an affiliate of LINN Energy, and Berry Petroleum Company (“Berry”) entered into a definitive merger agreement under which LinnCo would acquire all of the outstanding common shares of Berry. Under the terms of the agreement, Berry’s shareholders will receive 1.25 LinnCo common shares for each Berry common share they own. This transaction, which is expected to be a tax-free exchange to Berry’s shareholders, represents value of $46.2375 per common share, based on the closing price of LinnCo common shares on February 20, 2013, the last trading day before the public announcement.
In connection with the proposed transaction described above, LinnCo will contribute Berry to LINN Energy in exchange for newly issued LINN Energy units, after which Berry will be an indirect wholly owned subsidiary of LINN Energy. At February 21, 2013, the date of the public announcement, the transaction had a preliminary value of approximately $4.4 billion, including the assumption of approximately $1.7 billion of Berry’s debt. The transaction is subject to approvals by Berry and LinnCo shareholders, LINN Energy unitholders and regulatory agencies. Due to the pending SEC inquiry (see Note 16), the timing of closing this proposed transaction is uncertain.
Acquisitions – 2012
On May 1, 2012, the Company completed the acquisition of certain oil and natural gas properties located in east Texas. The results of operations of these properties have been included in the condensed consolidated financial statements since the acquisition date. The Company paid approximately $168 million in total consideration for these properties. The transaction was financed primarily with borrowings under the Company’s Credit Facility, as defined in Note 6.
On April 3, 2012, the Company entered into a joint-venture agreement (“Agreement”) with Anadarko whereby the Company will participate as a partner in the CO2 enhanced oil recovery development of the Salt Creek field, located in the Powder River Basin of Wyoming. Anadarko assigned the Company 23% of its interest in the field in exchange for future funding of $400 million of Anadarko’s development costs. The results of operations of these properties have been included in the condensed consolidated financial statements since the Agreement date.
On March 30, 2012, the Company completed the acquisition of certain oil and natural gas properties and the Jayhawk natural gas processing plant located in the Hugoton Basin in Kansas from BP America Production Company (“BP”). The results of operations of these properties have been included in the condensed consolidated financial statements since the acquisition date. The Company paid approximately $1.16 billion in total consideration for these properties. The transaction was financed primarily with proceeds from the March 2012 debt offering (see Note 6).
Divestiture – 2013
On May 31, 2013, the Company, through one of its wholly owned subsidiaries, together with the Company’s partners, Panther Energy, LLC and Red Willow Mid-Continent, LLC, completed the sale of its interests in certain oil and natural gas properties located in the Mid-Continent region (“Panther Properties”) to Midstates Petroleum Company, Inc. At March 31, 2013, the carrying value of the Panther Properties was reduced to fair value less costs to sell resulting in an impairment charge of approximately $57 million and the properties were classified as “assets held for sale.” On May 31, 2013, upon the completion of the sale, the Company recorded an adjustment of approximately $15 million to reduce the initial impairment charge recorded in March 2013 resulting in a total impairment charge of approximately $42 million for the six months ended June 30, 2013. Proceeds received for the Company’s portion of its interests in the properties were approximately $219 million, net of costs to sell of approximately $2 million. The Company used the net proceeds from the sale to repay borrowings under its Credit Facility, as defined in Note 6.

Acquistitions
Acquisitions
Acquisitions – 2012
On July 31, 2012, the Company completed the acquisition of certain oil and natural gas properties in the Jonah Field located in the Green River Basin of southwest Wyoming from BP America Production Company (“BP”). The Company paid approximately $990 million in total consideration for these properties. The transaction was financed with borrowings under the Company’s Credit Facility, as defined in Note 6.
On May 1, 2012, the Company completed the acquisition of certain oil and natural gas properties located in east Texas. The Company paid approximately $168 million in total consideration for these properties. The transaction was financed with borrowings under the Company’s Credit Facility.
On April 3, 2012, the Company entered into a joint-venture agreement (“JV Agreement”) with an affiliate of Anadarko Petroleum Corporation (“Anadarko”) whereby the Company participates as a partner in the CO2 enhanced oil recovery development of the Salt Creek Field, located in the Powder River Basin of Wyoming. Anadarko assigned the Company 23% of its interest in the field in exchange for future funding of $400 million of Anadarko’s development costs. The Company assigned approximately $392 million to the net assets acquired as of the JV Agreement date, which reflects an imputed discount of approximately $8 million on the future funding of this transaction. As of December 31, 2012, the Company has paid approximately $201 million towards the future funding commitment.
On March 30, 2012, the Company completed the acquisition of certain oil and natural gas properties and the Jayhawk natural gas processing plant located in the Hugoton Basin in Kansas from BP. The Company paid approximately $1.16 billion in total consideration for these properties. The transaction was financed primarily with proceeds from the March 2012 debt offering (see Note 6).
During 2012, the Company completed other smaller acquisitions of oil and natural gas properties located in its various operating regions. The Company, in the aggregate, paid approximately $122 million in total consideration for these properties.
These acquisitions were accounted for under the acquisition method of accounting. Accordingly, the Company conducted assessments of net assets acquired and recognized amounts for identifiable assets acquired and liabilities assumed at their estimated acquisition date fair values, while transaction and integration costs associated with the acquisitions were expensed as incurred. The initial accounting for the business combinations is not complete and adjustments to provisional amounts, or recognition of additional assets acquired or liabilities assumed, may occur as more detailed analyses are completed and additional information is obtained about the facts and circumstances that existed as of the acquisition dates. The results of operations of all acquisitions have been included in the consolidated financial statements since the acquisition or JV Agreement dates.
The following presents the values assigned to the net assets acquired as of the acquisition dates (in thousands):

Assets:
Current	$12,215
Noncurrent	210,390
Oil and natural gas properties	2,701,385
Total assets acquired	$2,923,990

Liabilities:
Current	$223,114
Asset retirement obligations	63,663
Noncurrent	196,601
Total liabilities assumed	$483,378

Net assets acquired	$2,440,612

Current assets include receivables and inventory and noncurrent assets include other property and equipment. Current liabilities include payables, ad valorem taxes payable and environmental liabilities. Current liabilities and noncurrent liabilities, as of the JV Agreement date, consist of payables of approximately $195 million and $197 million, respectively, related to the future funding commitment associated with the Anadarko transaction discussed above. As of December 31, 2012, the Company has paid approximately $201 million towards this commitment.
The fair value measurements of assets acquired and liabilities assumed are based on inputs that are not observable in the market and therefore represent Level 3 inputs. The fair values of oil and natural gas properties and asset retirement obligations were measured using valuation techniques that convert future cash flows to a single discounted amount. Significant inputs to the valuation of oil and natural gas properties include estimates of: (i) reserves; (ii) future operating and development costs; (iii) future commodity prices; (iv) estimated future cash flows; and (v) a market-based weighted average cost of capital rate. These inputs require significant judgments and estimates by the Company’s management at the time of the valuation and are the most sensitive and subject to change.
The revenues and expenses related to certain properties acquired from BP, Plains Exploration & Production Company (“Plains”), Panther Energy Company, LLC and Red Willow Mid-Continent, LLC (collectively referred to as “Panther”), SandRidge Exploration and Production, LLC (“SandRidge”) and an affiliate of Concho Resources Inc. (“Concho”) are included in the consolidated results of operations of the Company as of July 31, 2012 (BP Green River Basin acquisition), March 30, 2012 (BP Hugoton Basin acquisition), December 15, 2011 (Plains acquisition), June 1, 2011 (Panther acquisition), April 1, 2011 (SandRidge acquisition), and March 31, 2011 (Concho acquisition). The following unaudited pro forma financial information presents a summary of the Company’s consolidated results of operations for the years ended December 31, 2012, and December 31, 2011, assuming the acquisitions from BP had been completed as of January 1, 2011, and the acquisitions from Plains, Panther, SandRidge and Concho had been completed as of January 1, 2010, including adjustments to reflect the values assigned to the net assets acquired. The pro forma financial information is not necessarily indicative of the results of operations if the acquisitions had been effective as of these dates.

	Year Ended December 31,
	2012	2011
	(in thousands, except per unit amounts)

Total revenues and other	$1,937,620	$2,422,381
Total operating expenses	$1,900,231	$1,293,283
Net income (loss)	$(391,868)	$639,664

Net income (loss) per unit:
Basic	$(1.95)	$3.65
Diluted	$(1.95)	$3.64
Acquisitions – 2011 and 2010
The following is a summary of certain significant acquisitions completed by the Company during the years ended December 31, 2011, and December 31, 2010:

•
On December 15, 2011, the Company completed the acquisition of certain oil and natural gas properties located primarily in the Granite Wash of Texas and Oklahoma from Plains Exploration & Production Company for approximately $542 million.

•	On November 1, 2011, and November 18, 2011, the Company completed two acquisitions of certain oil and natural gas properties located in the Permian Basin for approximately $110 million.

•
On June 1, 2011, the Company completed the acquisition of certain oil and natural gas properties in the Cleveland play, located in the Texas Panhandle, from Panther Energy Company, LLC and Red Willow Mid-Continent, LLC for approximately $224 million.

•	On May 2, 2011, and May 11, 2011, the Company completed two acquisitions of certain oil and natural gas properties located in the Williston Basin for approximately $153 million.

•
On April 1, 2011, and April 5, 2011, the Company completed two acquisitions of certain oil and natural gas properties located in the Permian Basin, including properties from SandRidge Exploration and Production, LLC for approximately $239 million.

•
On March 31, 2011, the Company completed the acquisition of certain oil and natural gas properties located in the Williston Basin from an affiliate of Concho Resources Inc. for approximately $192 million.

•
On November 16, 2010, the Company completed the acquisition of certain oil and natural gas properties located in the Wolfberry trend of the Permian Basin from Element Petroleum, LP for approximately $118 million.

•
On October 14, 2010, the Company completed two acquisitions of certain oil and natural gas properties located in the Wolfberry trend of the Permian Basin from Crownrock, LP and Patriot Resources Partners LLC for approximately $260 million.

•
On August 16, 2010, the Company completed the acquisition of certain oil and natural gas properties located in the Permian Basin from Crownrock, LP and Element Petroleum, LP for approximately $95 million.

•
On May 27, 2010, the Company completed the acquisition of interests in Henry Savings LP and Henry Savings Management LLC that primarily hold oil and natural gas properties located in the Permian Basin for approximately $323 million.

•
On April 30, 2010, the Company completed the acquisition of interests in two wholly owned subsidiaries of HighMount Exploration & Production LLC that hold oil and natural gas properties in the Antrim Shale located in northern Michigan for approximately $327 million.

•
On January 29, 2010, the Company completed the acquisition of certain oil and natural gas properties located in the Anadarko Basin in Oklahoma and Kansas and the Permian Basin in Texas and New Mexico from certain affiliates of Merit Energy Company for approximately $151 million.